Consolidated Statements of Cash Flows - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Loss for the year	[1]	$ (18,495,121)	$ (1,664,684)	$ (4,878,738)
Items not involving cash:
Depreciation		93,355	33,100	55,921
Finance expense		3,333	4,977	5,697
Change in benefits to employees		6,003	2,792	10,414
Gain from conversion of debt to note				(155,548)
Listing expense				4,394,390
Gain from revaluation of warrants		(7,704)
Impairments		13,142,481
Share-based compensation		140,821	153,909	550,517
Shares issued for services		202,432	125,627
Foreign exchange (gain) loss		177,906	(106,463)	(71,876)
Changes in non-cash working capital items:
Accounts receivable		38,370	(30,976)	45,489
Trade payables and accrued liabilities		67,060	10,857	(185,218)
Related parties		450,048
Prepaid expenses		800,191	(785,323)	(37,891)
Deferred revenue		(87,274)	189,022	(77,819)
Net cash used in operating activities		(3,468,099)	(2,067,162)	(344,662)
Investing activities:
Purchase of property and equipment	[2]	(7,703)	(123,172)	(170,548)
Investment in intangible assets	[2]	(366,325)	(1,886,717)	(672,533)
Disposal of property and equipment			1,500
Net cash used in investing activities		(374,028)	(2,008,389)	(843,081)
Financing activities:
Proceeds from exercise of stock options			237,800	49,200
Proceeds from private placements held in escrow				2,500,000
Proceeds from private placements			657,552	2,952,244
Proceeds from shares to be issued				81,967
Cash acquired from acquisition of BYND				494,144
Repayment of lease obligations				(17,796)
Proceeds from public offering, net		4,695,751
Repayment of long term loan		(45,350)	(46,561)	(11,437)
Net cash provided by financing activities		4,650,401	848,791	6,048,322
Net Increase (decrease) in cash		808,274	(3,226,760)	4,860,579
Release of funds from escrow			2,484,634
Effect of foreign exchange rate changes on cash		(87,211)	109,647	86,390
Cash at beginning of year		2,392,871	3,025,350	563,015
Cash at end of year		3,113,934	2,392,871	3,025,350
Funds held in escrow at the end of year				2,484,634
Supplemental disclosure of cash flow information
Cash paid during the year for interest		5,972	4,977
Supplemental non-cash information
Shares issued for intangible asset in Zigi Carmel acquisition			42,768,000
Shares issued for intangible asset in B.Y.B.Y acquisition				$ 850,000

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)
[2]	Revised as of December 31, 2022 and 2021 (Note 4)